FINANCIAL INSTRUMENTS - Oil and Fuel Market Price Risk (Details) - Oil and Fuel Market Price Risk - Cash flow hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	$ 3.7	$ 0.1
Carrying amount, Liabilities	(2.3)	(5.3)
Accumulated cash flow hedge fair value reserve (before tax)	1.8	(1.0)
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	1.8	(1.0)
Fair value changes used for calculating hedge ineffectiveness, Hedged items	(1.8)	1.0
Brent crude oil option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.5
Increase of 10%, Sensitivity analysis	8.5
Decrease of 10%, Sensitivity analysis	(6.4)
Carrying amount, Assets	1.8	0.1
Carrying amount, Liabilities	(1.3)	(2.6)
Accumulated cash flow hedge fair value reserve (before tax)	0.9	(1.0)
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	0.9	(1.0)
Fair value changes used for calculating hedge ineffectiveness, Hedged items	(0.9)	1.0
WTI crude oil option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.9
Increase of 10%, Sensitivity analysis	7.5
Decrease of 10%, Sensitivity analysis	(4.8)
Carrying amount, Assets	1.9	0.0
Carrying amount, Liabilities	(1.0)	(2.7)
Accumulated cash flow hedge fair value reserve (before tax)	0.9	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	0.9	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedged items	$ (0.9)	$ 0.0